Investments in associates and joint ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Assets	$ 54,263	$ 50,108
Liabilities	(34,780)	(32,254)
Investments in associates and joint ventures	814	852
Operating revenues	22,719	21,719
Net earnings	2,970	3,087
BCE’s share of net losses	(31)	(89)
Joint ventures | Associates
Disclosure of associates [line items]
Assets	3,796	3,856
Liabilities	(2,155)	(2,119)
Total net assets	1,641	1,737
Operating revenues	1,863	2,511
Expenses	(1,924)	(2,720)
Net earnings	$ (61)	$ (209)